Accounts and Other Payable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts and Other Payable [Abstract]
Schedule of Contract Liabilities

Details of contract liabilities included in accounts and other payable are as follows:

	December 31,	December 31,	January 1,
	2025	2024	2024
	US$	US$	US$
Contract liabilities arising from:
Internet leads generation and marketing service income	588,250	907,480	1,256,307
Marketing and events income	45,530	94,837	56,428
	633,780	1,002,317	1,312,735